Financial Assets Measured at Amortized Cost (Tables)	6 Months Ended
Jun. 30, 2026
Financial Assets Measured at Amortized Cost [Abstract]
Schedule of Trade Receivables

8.1 Trade receivables

	June 30, 2026	December 31, 2025
Financial transactions processed by acquirers (1) (3)	642,548	463,663
Financial transactions processed by card issuers (2) (3)	2,823,232	3,273,306
Other trade receivables	301,074	409,352
Total	3,766,854	4,146,321

(1)	Amounts receivable from acquirers as a result of processing transactions in the role of sub-acquirer.

(2)	Accounts receivable from card issuers, net of interchange fees, as a result of processing transactions with clients in the role of acquirer.

(3)	Amount net of ECL (expected credit losses) and fraud risk (chargeback) in the amount of R$ 362 and R$3,058 respectively, as of June 30, 2026 (R$ 397 and R$ 2,225 respectively, as of December 31, 2025).

Schedule of Breakdown by Maturity Trade Receivables

As of June 30, 2026

	Receivables falling due:	Receivables overdue:	Total
Up to 30 days	2,347,630	63,618	2,411,248
From 31 to 60 days	349,524	26,434	375,958
From 61 to 90 days	240,025	4,453	244,478
From 91 to 180 days	394,831	1,596	396,427
From 181 to 365 days	185,438	143,724	329,162
Over 365 days	8,941	640	9,581
Total	3,526,389	240,465	3,766,854

As of December 31, 2025

	Receivables falling due:	Receivables overdue:	Total
Up to 30 days	2,563,908	48,320	2,612,228
From 31 to 60 days	442,127	2,073	444,200
From 61 to 90 days	277,610	141,699	419,309
From 91 to 180 days	450,954	2,027	452,981
From 181 to 365 days	206,774	684	207,458
Over 365 days	6,154	3,991	10,145
Total	3,947,527	198,794	4,146,321

As of June 30, 2026

	Receivables falling due:	Receivables overdue:	Total

Up to 30 days	2,814,942	75	2,815,017
From 31 to 60 days	1,316	795	2,111
From 61 to 90 days	1,482	2,669	4,151
From 91 to 180 days	531	1	532
From 181 to 365 days	-	54	54
Over 365 days	-	42	42
Total	2,818,271	3,636	2,821,907

As of December 31, 2025

	Receivables falling due:	Receivables overdue:	Total

Up to 30 days	1,910,827	-	1,910,827
From 31 to 60 days	-	54	54
From 61 to 90 days	-	129	129
Total	1,910,827	183	1,911,010

Schedule of Consumer Loans

8.2 Consumer loans

	June 30, 2026	December 31, 2025
Gross amount - Consumer Loans (a)	31,942,332	24,068,242
Credit loss allowance – on balance (b)	(4,406,775)	(3,121,544)
Credit loss allowance – off balance (1)	(43,286)	(33,842)
Total credit loss allowance	(4,450,061)	(3,155,386)

Total consumer loans - amortized cost (a +b)	27,535,557	20,946,698
Fair Value Adjustment – Portfolio Hedge (Note 28.2 - c) (2)	(99,099)	(33,179)
Consumer loans	27,436,458	20,913,519

(1)	Provision for expected credit loss of pre-approved credit card limits available to customers, presented as other liabilities in the statement of financial position. Value of the limit disclosed in Note 28.1.

(2)	This balance includes a loan granted by PicPay Bank to certain individuals in the amount of R$391,563 to finance a management buy-out (MBO) transaction involving the acquisition of an equity interest in Kovr Participações. The loans are substantially secured by a corporate guarantee provided by J&F S.A, as disclosed in note 18.2.2

Schedule of Credit Loss Allowance Breakdown

As of June 30, 2026

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
Credit card	7,834,658	24.53%	(207,302)	4.66%	2.65%
Loans to customers (1)	15,811,102	49.50%	(137,457)	3.09%	0.87%
Prepayment of receivables (2)	1,752,919	5.49%	(424)	0.01%	0.02%
Total consumer loans stage 1	25,398,679	79.51%	(345,183)	7.76%

Credit card	729,696	2.28%	(258,616)	5.81%	35.44%
Loans to customers (1)	1,676,286	5.25%	(782,403)	17.58%	46.67%
Prepayment of receivables (2)	1,913	0.01%	(4)	0.00%	0.21%
Total consumer loans stage 2	2,407,895	7.54%	(1,041,023)	23.39%

Credit card	411,122	1.29%	(331,635)	7.45%	80.67%
Loans to customers (1)	3,723,006	11.66%	(2,731,405)	61.38%	73.37%
Prepayment of receivables (2)	1,630	0.01%	(815)	0.02%	50.00%
Total consumer loans stage 3	4,135,758	12.95%	(3,063,855)	68.85%

Total consumer loans	31,942,332	100.00%	(4,450,061)	100.00%

As of December 31, 2025

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
Credit card	6,176,938	25.66%	(146,509)	4.64%	2.37%
Loans to customers (1)	12,218,389	50.77%	(129,323)	4.10%	1.06%
Prepayment of receivables (2)	1,029,909	4.28%	(471)	0.01%	0.05%
Total consumer loans stage 1	19,425,236	80.71%	(276,303)	8.75%

Credit card	512,833	2.13%	(141,107)	4.47%	27.52%
Loans to customers (1)	1,255,193	5.22%	(547,844)	17.37%	43.65%
Prepayment of receivables (2)	9,311	0.04%	(21)	0.00%	0.23%
Total consumer loans stage 2	1,777,337	7.39%	(688,972)	21.84%

Credit card	104,680	0.43%	(84,884)	2.69%	81.09%
Loans to customers (1)	2,760,757	11.47%	(2,105,111)	66.72%	76.25%
Prepayment of receivables (2)	232	0.00%	(116)	0.00%	50.00%
Total consumer loans stage 3	2,865,669	11.90%	(2,190,111)	69.41%

Total consumer loans	24,068,242	100.00%	(3,155,386)	100.00%

1)	Loans to customers are composed as follows:

“Personal loans” are loans of fixed amounts of money either for general purposes or to pay for specific goods or services in a buy now pay later context. Personal loans are typically paid back in regular installments over time.

“Payroll loans” are those in which the installments and interest are deducted directly from the consumer’s salary. These loans may be linked to government entities — such as in the case of public servants, pensions, or benefits paid by the government — or to private companies. The ability to deduct payments directly from customer’s payrolls significantly enhances credit quality. “FGTS Loans” are loans in which consumers can draw down in advance up to seven annual installments of their FGTS, while authorizing the Group to collect payment of these installments directly from the consumer’s FGTS accounts.

(2)	Prepayment of receivables correspond to contracts for the advance payment of energy, with future due dates. For more information, please refer to the explanatory note 18.2.1 and 18.3.1.

Schedule of Breakdown by Maturity

Credit card:

	Not Overdue		Overdue		Not Overdue		Overdue
	June 30, 2026%		June 30, 2026%		December 31, 2025%		December 31, 2025%
Up to 30 days	3,603,500	40.15%	592,263	6.60%	2,867,453	42.20%	444,968	6.55%
From 31 to 60 days	1,218,085	13.57%	226,272	2.52%	983,722	14.48%	122,001	1.80%
From 61 to 90 days	763,715	8.51%	151,229	1.68%	614,390	9.04%	41,352	0.61%
From 91 to 180 days	519,640	5.79%	283,026	3.15%	412,042	6.06%	63,888	0.94%
From 181 to 365 days	1,298,866	14.47%	127,221	1.42%	1,055,994	15.54%	40,212	0.59%
From 1 to 3 years	172,077	1.92%	1	0.00%	147,695	2.18%	734	0.01%
From 3 to 5 years	8,612	0.10%	-	0.00%	-	0.00%	-	0.00%
Over 5 years	10,968	0.12%	-	0.00%	-	0.00%	-	0.00%
Total	7,595,464	84.62%	1,380,012	15.38%	6,081,296	89.50%	713,155	10.50%
Total overdue and not overdue			8,975,476	100.00%			6,794,451	100.00%

Loans to customers:

	Not Overdue		Overdue		Not Overdue		Overdue
	June 30, 2026%		June 30, 2026%		December 31, 2025%		December 31, 2025%
Up to 30 days	151,688	0.72%	919,234	4.33%	551,681	3.40%	876,975	5.40%
From 31 to 60 days	970,272	4.57%	606,871	2.86%	440,395	2.71%	467,730	2.88%
From 61 to 90 days	524,571	2.47%	536,236	2.53%	383,779	2.36%	398,751	2.46%
From 91 to 180 days	492,292	2.32%	1,328,419	6.26%	374,275	2.31%	772,301	4.76%
From 181 to 365 days	2,825,233	13.32%	1,373,260	6.47%	1,946,765	11.99%	842,991	5.19%
From 1 to 3 years	6,185,472	29.16%	13,435	0.06%	4,265,978	26.28%	5,211	0.03%
From 3 to 5 years	3,163,252	14.91%	-	0.00%	2,522,961	15.54%	-	0.00%
Over 5 years	2,120,159	10.00%	-	0.00%	2,384,546	14.69%	-	0.00%
Total	16,432,939	77.48%	4,777,455	22.52%	12,870,381	79.28%	3,363,958	20.72%
Total overdue and not overdue			21,210,394	100.00%			16,234,339	100.00%

Prepayment of receivables:

	Not Overdue		Overdue		Not Overdue		Overdue
	June 30, 2026%		June 30, 2026%		December 31, 2025%		December 31, 2025%
Up to 30 days	353,465	20.12%	471	0.03%	17,981	1.73%	66,043	6.35%
From 31 to 60 days	467,818	26.63%	343	0.02%	81,571	7.85%	8,711	0.84%
From 61 to 90 days	192,007	10.93%	1,585	0.09%	61,678	5.93%	601	0.06%
From 91 to 180 days	105,378	6.00%	1,542	0.09%	57,798	5.56%	218	0.02%
From 181 to 365 days	226,992	12.92%	59	0.00%	336,243	32.35%	13	0.00%
From 1 to 3 years	349,212	19.88%	14	0.00%	324,638	31.23%	-	0.00%
From 3 to 5 years	57,576	3.28%	-	0.00%	83,956	8.08%	-	0.00%
Over 5 years	-	0.00%	-	0.00%	17,981	1.73%	-	0.00%
Total	1,752,448	99.77%	4,014	0.23%	963,866	92.73%	75,586	7.27%
Total overdue and not overdue			1,756,462	100.00%			1,039,452	100.00%

Schedule of Expected Credit Losses

As of June 30, 2026

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
PD < 5%	4,579,043	51.02%	(46,814)	5.87%	1.02%
Stage 1	4,578,849	51.02%	(46,812)	5.87%	1.02%
Stage 2	194	0.00%	(2)	0.00%	1.03%

5% <= PD <= 20%	2,623,818	29.23%	(88,620)	11.11%	3.38%
Stage 1	2,619,874	29.19%	(88,432)	11.09%	3.38%
Stage 2	3,944	0.04%	(188)	0.02%	4.77%

PD > 20%	1,772,615	19.75%	(662,118)	83.02%	37.35%
Stage 1	635,935	7.09%	(72,058)	9.03%	11.33%
Stage 2	725,558	8.08%	(258,426)	32.40%	35.62%
Stage 3	411,122	4.58%	(331,634)	41.58%	80.67%
Total	8,975,476	100.00%	(797,552)	100.00%	8.89%

As of June 30, 2026

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
PD < 5%	11,564,455	54.52%	(29,061)	0.80%	0.25%
Stage 1	11,558,971	54.50%	(28,949)	0.79%	0.25%
Stage 2	5,484	0.03%	(112)	0.00%	2.04%

5% <= PD <= 20%	3,427,741	16.16%	(41,518)	1.14%	1.21%
Stage 1	3,272,176	15.43%	(26,302)	0.72%	0.80%
Stage 2	155,565	0.73%	(15,216)	0.42%	9.78%

PD > 20%	6,218,198	29.32%	(3,580,687)	98.07%	57.58%
Stage 1	979,956	4.62%	(82,205)	2.25%	8.39%
Stage 2	1,515,237	7.14%	(767,076)	21.01%	50.62%
Stage 3	3,723,005	17.55%	(2,731,406)	74.81%	73.37%
Total	21,210,394	100.00%	(3,651,266)	100.00%	17.21%

As of June 30, 2026

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
PD < 5%	1,754,832	99.91%	(428)	34.43%	0.02%
Stage 1	1,752,919	99.80%	(424)	34.11%	0.02%
Stage 2	1,913	0.11%	(4)	0.32%	0.21%

PD > 20%	1,630	0.09%	(815)	65.57%	50.00%
Stage 3	1,630	0.09%	(815)	65.57%	50.00%

Total	1,756,462	100.00%	(1,243)	100.00%	0.07%

As of December 31, 2025

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
PD < 5%	4,021,475	59.19%	(39,358)	10.57%	0.98%
Stage 1	4,021,410	59.19%	(39,357)	10.57%	0.98%
Stage 2	65	0.00%	(1)	0.00%	1.54%

5% <= PD <= 20%	1,744,158	25.67%	(58,473)	15.70%	3.35%
Stage 1	1,720,419	25.32%	(57,372)	15.40%	3.33%
Stage 2	23,739	0.35%	(1,101)	0.30%	4.64%

PD > 20%	1,028,818	15.14%	(274,669)	73.74%	26.70%
Stage 1	435,109	6.40%	(49,780)	13.36%	11.44%
Stage 2	489,029	7.20%	(140,005)	37.59%	28.63%
Stage 3	104,680	1.54%	(84,884)	22.79%	81.09%

Total	6,794,451	100.00%	(372,500)	100.00%	5.48%

Loans to consumer

As of December 31, 2025

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
PD < 5%	7,527,849	46.37%	(33,670)	1.21%	0.45%
Stage 1	7,519,438	46.32%	(33,495)	1.20%	0.45%
Stage 2	8,411	0.05%	(175)	0.01%	2.08%

5% <= PD <= 20%	4,008,363	24.69%	(29,736)	1.07%	0.74%
Stage 1	3,928,205	24.20%	(23,108)	0.83%	0.59%
Stage 2	80,158	0.49%	(6,628)	0.24%	8.27%

PD > 20%	4,698,128	28.94%	(2,718,873)	97.72%	57.87%
Stage 1	770,746	4.75%	(72,720)	2.61%	9.44%
Stage 2	1,166,625	7.19%	(541,042)	19.45%	46.38%
Stage 3	2,760,757	17.00%	(2,105,111)	75.66%	76.25%

Total	16,234,340	100.00%	(2,782,279)	100.00%	17.14%

As of December 31, 2025

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
PD < 5%	1,039,220	99.98%	(492)	80.92%	0.05%
Stage 1	1,029,909	99.08%	(471)	77.47%	0.05%
Stage 2	9,311	0.90%	(21)	3.45%	0.23%

PD > 20%	232	0.02%	(116)	19.08%	50.00%
Stage 3	232	0.02%	(116)	19.08%	50.00%

Total	1,039,452	100.00%	(608)	100.00%	0.06%

Schedule of Changes in Credit Loss Allowance
	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance as of December 31, 2025	146,509	141,107	84,884	372,500
Transfer from stage 1 to stage 2	(12,713)	12,713	-	-
Transfer from stage 1 to stage 3	(7,418)	-	7,418	-
Transfer from stage 2 to stage 3	-	(36,291)	36,291	-

Transfer from stage 2 to stage 1	10,301	(10,301)	-	-
Transfer from stage 3 to stage 1	143	-	(143)	-
Transfer from stage 3 to stage 2	-	158	(158)	-
Newly originated financial assets (1)	60,062	50,274	14,542	124,878
Changes in exposures and risk migration (2)	10,418	100,956	217,129	328,503
Write-offs	-	-	(28,329)	(28,329)
Credit loss allowance as of June 30, 2026	207,302	258,616	331,634	797,552

	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance as of December 31, 2025	129,323	547,844	2,105,111	2,782,278
Transfer from stage 1 to stage 2	(3,458)	3,458	-	-
Transfer from stage 1 to stage 3	(16,310)	-	16,310	-
Transfer from stage 2 to stage 3	-	(205,866)	205,866	-

Transfer from stage 2 to stage 1	5,620	(5,620)	-	-
Transfer from stage 3 to stage 1	408	-	(408)	-
Transfer from stage 3 to stage 2	-	230	(230)	-
Newly originated financial assets (1)	61,437	100,227	54,238	215,902
Changes in exposures and risk migration (2)	(39,564)	342,130	948,732	1,251,298
Write-offs	-	-	(598,213)	(598,213)
Credit loss allowance as of June 30, 2026	137,456	782,403	2,731,406	3,651,266

	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance as of December 31, 2025	471	21	116	608
Newly originated financial assets	100	4	750	854
Changes in exposures and risk migration (2)	(146)	(21)	(52)	(219)
Credit loss allowance as of June 30, 2026	425	4	814	1,243

(1)	ECL allowances as of June 30, 2026 for financial assets originated during the period 2026.

(2)	Change in ECL allowances due to changes in exposure amounts as well as migration of exposures between stages and risk bands within stages, are associated with credit portfolio movement and rollovers during the period.

	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance as of December 31, 2024	64,296	96,270	147,587	308,153
Transfer from stage 1 to stage 2	(1,861)	1,861	-	-
Transfer from stage 1 to stage 3	(602)	-	602	-
Transfer from stage 2 to stage 3	-	(1,012)	1,012	-
Transfer from stage 2 to stage 1	5,542	(5,542)	-	-
Transfer from stage 3 to stage 1	150	-	(150)	-
Transfer from stage 3 to stage 2	-	73	(73)	-
Newly originated financial assets (1)	72,341	77,692	30,426	180,459
Changes in exposures and risk migration (2)	(6,227)	(13,394)	(54,166)	(73,787)
Write-offs	-	-	(32,850)	(32,850)
Changes to ECL calculation methods	12,870	(14,841)	(7,504)	(9,475)
Credit loss allowance as of December 31, 2025	146,509	141,107	84,884	372,500

	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance as of December 31, 2024	43,282	204,055	308,730	556,067
Transfer from stage 1 to stage 2	(152)	152	-	-
Transfer from stage 1 to stage 3	(1,132)	-	1,132	-
Transfer from stage 2 to stage 3	-	(25,681)	25,681	-
Transfer from stage 2 to stage 1	3,797	(3,797)	-	-
Transfer from stage 3 to stage 1	629	-	(629)	-
Transfer from stage 3 to stage 2	-	70	(70)	-
Newly originated financial assets (1)	55,656	21,083	159,315	236,054
Changes in exposures and risk migration (2)	(5,404)	299,857	1,887,826	2,182,279
Write-offs	-	-	(202,402)	(202,402)
Changes to ECL calculation methods	32,647	52,105	(74,472)	10,280
Credit loss allowance as of December 31, 2025	129,323	547,844	2,105,111	2,782,278

	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance as of December 31, 2024	-	-	-	-
Newly originated financial assets	471	21	116	608
Credit loss allowance as of December 31, 2025	471	21	116	608

Schedule of Other Receivables	Other receivables
	June 30, 2026	December 31, 2025
Receivables - related parties (1)	17,556	75,422
Compulsory deposits in Central Bank (2)	2,803,568	1,834,088
Sundry receivables (3)	783	1,500
Total	2,821,907	1,911,010

(1)	As of June 30, 2026, these amounts primarily relate to accounts receivable arising from the employee benefits prepaid card product for related companies.

(2)	Compulsory deposits are required by BACEN based on the amount of CDBs issued by PicPay Bank. These resources are remunerated at the Brazilian SELIC rate (special settlement and custody system of the BACEN).

(3)	Mainly related to receivables from government entities. The Group’s assessment is that there is no risk on the outstanding balances of its “Other receivables”.